Stock Option Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Option Plan
Stock Option Plan

Note 8 - Stock Option Plan

In May 2021, the Company adopted an equity incentive plan (the “Plan”). Under the Plan, the Company may grant up to 10,000,000 stock options to eligible participants. All terms for stock options granted under the Plan will be set by the Board of Directors. Since adoption, there have been no grants under this Plan.

Note 8 – Stock Option Plan

In May 2021, the Company adopted an equity incentive plan (the “Plan”). Under the Plan, the Company may grant up to 10,000,000 stock options to eligible participants. All terms for stock options granted under the Plan will be set by the Board of Directors. Since adoption, there have been no grants under this Plan.